LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
LEASES
LEASES

NOTE 7 - LEASES

On January 1, 2023, Mansions signed a lease agreement with MDJM UK to rent the “Fernie Castle,” a property owned by MDJM UK, as the site of a hotel. The rent is approximately $240,000 (182,500 pound sterling), VAT exclusive, per annum. The rent is paid monthly on the 25th day of the month. Mansions is responsible for its operation expenses, building maintenance and repair of the property rented. The lease has no definite termination date but can be terminated by either party by submitting one-month notice in advance without penalty. If the lease is terminated, the rented property will be returned to MDJM UK.

On January 1, 2023, Mansions signed a lease agreement with MDJM UK to rent the “Robin Hill,” a property owned by MDJM UK, as the site of a hotel. The rent is approximately $196,000 (151,000 pound sterling), VAT exclusive, per annum. The rent is paid monthly on the 25th day of the month. Mansions is responsible for its operation expenses, building maintenance, and repair of the rented property. The lease has no definite termination date but can be terminated by either party by submitting one-month notice in advance without penalty. If the lease is terminated, the rented property will be returned to MDJM UK.

Mansions and MDJM UK are related companies under common control. ASC 842 requires entities to determine whether a related-party arrangement between entities under common control is a lease on the basis of the legally enforceable terms and conditions of the arrangement. The accounting for a lease depends on the enforceable rights and obligations of each party as a result of the contract. A lease is no longer considered enforceable when either party (that is, lessee or lessor) can terminate the lease without permission from the other party and with no more than an insignificant penalty (ASC 842-10-55-23). The management believes that lease agreements between Mansions and MDJM UK is not legally enforceable since both Mansions and MDJM UK are under common control, and the lease can be terminated at any time without any penalty. Therefore, the Company did not apply the ASC 842 lessee and lessor accounting to the leases between Mansions and MDJM UK.

All related party rental income and expenses have been eliminated in the unaudited condensed consolidated financial statements.

The Group will lease temporary office spaces used for ongoing projects based on the needs. These leases are normally with terms of 12 months or less, and an option of renewing. Due to the temporary nature of these office spaces, the Group typically only includes the initial lease term in its assessment of a lease arrangement. Options to extend a lease are not included in the Group’s assessment unless there is reasonable certainty that the Group will renew the lease. The Group elected not to recognize on the balance sheet for leases with terms of 12 months or less. The lease expense recognized for such leases is on a straight-line basis over the lease terms. Such operating lease expenses amounted to $0 for the six months ending June 30, 2025 and 2024.

NOTE 7 – LEASES

On January 1, 2023, Mansions signed a lease agreement with MDJM UK to rent the “Fernie Castle,” a property owned by MDJM UK, as the site of a hotel. The rent is approximately $233,000 (GBP182,500), VAT exclusive, per annum. The rent is paid monthly on the 25th day of the month. Mansions is responsible for its operation expenses, building maintenance, and repair of the property rented. The lease has no definite termination date but can be terminated by either party by submitting one-month notice in advance without penalty. If the lease is terminated, the rented property will be returned to MDJM UK.

On January 1, 2023, Mansions signed a lease agreement with MDJM UK to rent the “Robin Hill,” a property owned by MDJM UK, as the site of a hotel. The rent is approximately $193,000 (GBP151,000), VAT exclusive, per annum. The rent is paid monthly on the 25th day of the month. Mansions is responsible for its operation expenses, building maintenance, and repair of the property rented. The lease has no definite termination date but can be terminated by either party by submitting one-month notice in advance without penalty. If the lease is terminated, the rented property will be returned to MDJM UK.

Mansions and MDJM UK are related companies under common control. ASC 842 requires entities to determine whether a related-party arrangement between entities under common control is a lease on the basis of the legally enforceable terms and conditions of the arrangement. The accounting for a lease depends on the enforceable rights and obligations of each party as a result of the contract. A lease is no longer considered enforceable when either party (i.e., lessee or lessor) can terminate the lease without permission from the other party and with no more than an insignificant penalty (ASC 842-10-55-23). The management believes that lease agreements between Mansions and MDJM UK is not legally enforceable since both Mansions and MDJM UK are under common control, and the lease can be terminated at any time without any penalty. Therefore, the Company did not apply the ASC 842 lessee and lessor accounting to the leases between Mansions and MDJM UK.

The Group will lease temporary office spaces used for ongoing projects based on the needs. These leases are normally with terms of 12 months or less, and an option of renewing. Due to the temporary nature of these office spaces, the Group typically only includes the initial lease term in its assessment of a lease arrangement. Options to extend a lease are not included in the Group’s assessment unless there is reasonable certainty that the Group will renew the lease. The Group elected not to recognize on the balance sheet for leases with terms of 12 months or less. The lease expense recognized for such leases is on a straight-line basis over the lease terms. Such operating lease expenses amounted to $0, $1,214 and $0 for the years ended December 31, 2024, 2023, and 2022, respectively.